Long-term debt (Details) - CAD ($)	9 Months Ended
	May 31, 2024	Aug. 31, 2023	May 14, 2021
Long-term debt
Total borrowings	$ 199,659	$ 305,329
Current portion of long-term debt	61,642	271,546
Long-term debt, noncurrent	$ 138,017	33,783
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings		40,000
Borrowings interest rate	5.00%
Commercial term loan maturing December 2028
Long-term debt
Borrowings interest rate	10.70%
Monthly instalments	$ 667
Term loans maturing December 2026
Long-term debt
Total borrowings	199,659	$ 265,329
Monthly instalments	$ 5,137
Term loans maturing December 2026 | Minimum.
Long-term debt
Borrowings interest rate	9.44%
Term loans maturing December 2026 | Maximum.
Long-term debt
Borrowings interest rate	13.87%